Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 55,464	$ 44,491
Tier 1 Capital	60,684	49,966
Total Capital	68,133	57,201
Total Loss Absorbing Capacity (TLAC)	112,534	90,353
Risk-Weighted Assets	351,711	325,433
Leverage Exposures	$ 1,144,101	$ 976,690
CET1 Ratio	15.80%	13.70%
Tier 1 Capital Ratio	17.30%	15.40%
Total Capital Ratio	19.40%	17.60%
TLAC Ratio	32.00%	27.80%
Leverage Ratio	5.30%	5.10%
TLAC Leverage Ratio	9.80%	9.30%